UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) $ in Thousands		6 Months Ended
		Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares		Dec. 31, 2016 USD ($) shares
Cash distributions	[1]	$ 78,564	$ 76,398
Partners' Capital		$ 727,927	$ 565,838		$ 604,429
Partners' Capital | Subordinated Units
Number of subordinated units converted into common units (in shares) | shares			15,949,831
Partners' Capital | Common Units
Subordinated units converted into common units, conversion ratio			1
Limited Partner
Limited partner units (in shares) | shares		69,248,291			64,073,291
Limited Partner | Subordinated Units
Cash distributions	[1],[2]		$ 18,422
Limited partner units (in shares) | shares		0
Partners' Capital		$ 0	0	[2]	$ 0
General Partner
Cash distributions	[1]	1,571	5,851
Partners' Capital		53,067	35,388		50,942
Incentive Distribution Rights
Cash distributions		0	$ 4,300
Incentive Distribution Rights | General Partner
Partners' Capital		$ 32,500			$ 32,500

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the six months ended June 30, 2017 and 2016 of $nil and $4.3 million, respectively.
[2]	In June 2016, our board of directors determined that the conditions precedent for the expiration of the subordination period set forth in the definition of "Subordination Period" contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) converted into common units on a one-for-one basis. As of June 30, 2017, there are no subordinated units.